Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Institutional Class
Account Value [Line Items]
Account Value	$ 92,733	$ 83,883	$ 75,746	$ 81,884	$ 58,770	$ 63,275	$ 58,018	$ 51,551	$ 47,655	$ 47,225	$ 50,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 167,603	134,560	112,514	125,877	89,405	83,164	75,318	65,852	55,856	53,711	50,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 57,152	55,687	56,214	62,664	62,873	57,820	53,602	53,816	53,985	50,929	50,000
Lipper Balanced Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Funds Index
Account Value	$ 94,045	$ 83,547	$ 76,829	$ 87,040	$ 68,838	$ 66,253	$ 62,042	$ 57,976	$ 52,327	$ 51,557	$ 50,000